ASSET MANAGEMENT FUND
Money Market Fund
Ultra Short Mortgage Fund
Ultra Short Fund
Short U.S. Government Fund
Intermediate Mortgage Fund
U.S. Government Mortgage Fund
SUPPLEMENT DATED JANUARY 10, 2012
TO PROSPECTUS DATED MARCH 1, 2011
Effective January 17, 2012, the Funds' Transfer Agent, The Northern Trust Company, will assume certain shareholder servicing duties. Accordingly, on January 17, 2012, the Prospectus is revised as follows:

Money Market Fund
The last sentence in the last paragraph under "Fund Performance History" on page 4 of the Prospectus is revised as follows:
To obtain the Fund's current 7-day yield information, please call us toll-free at 1-800-247-9780.